BONDS AND NOTES ISSUED, Maturity Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 16,851,889	S/ 17,688,735
Up to 3 Months [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	128,442	245,367
From 3 Months to 1 Year [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	3,671,142	1,212,193
From 1 to 3 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	7,184,334	5,604,911
From 3 to 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	388,396	4,645,415
More than 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 5,479,575	S/ 5,980,849